Fixed Assets and Right of Use Assets and Lease Liability	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
FIXED ASSETS AND RIGHT OF USE ASSETS AND LEASE LIABILITY

NOTE 13

FIXED ASSETS AND RIGHT OF USE ASSETS AND LEASE LIABILITY

a.	As of December 31, 2020 and 2019, the composition of property, plant, and equipment balances are composed as follows:

		As of December 31, 2020
	Net opening balance as of January 1, 2020	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$

Land and buildings	173,061	308,499	(140,805)	167,694
Equipment	55,494	243,084	(190,636)	52,448
Other	22,206	75,159	(54,447)	20,712
Total	250,761	626,742	(385,888)	240,854

		As of December 31, 2019
	Net opening balance as of January 1, 2019	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$

Land and buildings	174,758	302,405	(129,344)	173,061
Equipment	56,865	219,600	(164,106)	55,494
Other	21,963	69,758	(47,552)	22,206
Total	253,586	591,763	(341,002)	250,761

b.	The changes in the value of property, plant, and equipment as of December 31, 2020 and 2019 is as follows:

b.1 Gross balance

2020	Land and buildings	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2020	302,405	219,600	69,758	591,763
Additions	17,790	25,233	7,500	50,523
Disposals	(11,696)	(1,749)	(2,099)	(15,544)
Impairment due to damage (*)	-	-	-	-
Other	-	-	-	-
Balances as of December 31, 2020	308,499	243,084	75,159	626,742

2019	Land and buildings	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2019	289,568	192,328	62,156	544,052
Additions	16,486	33,302	7,602	57,390
Disposals	(2,636)	(6,030)	-	(8,666)
Impairment due to damage	(1,013)	-	-	(1,013)
Other	-	-	-	-
Balances as of December 31, 2019	302,405	219,600	69,758	591,763

(*)	Banco Santander-Chile has recognized in its consolidated financial statements as of December 31, 2019 impairment of $1,013 million, due to the effects of social unrest in the country. See Note 32.

b.2 Accumulated depreciation

2020	Land and buildings	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2020	(129,344)	(164,106)	(47,552)	(341,002)
Depreciation charges in the period	(19,026)	(28,370)	(8,915)	(56,311)
Sales and disposals in the period	12,381	1,840	2,020	16,241
Other	(4,816)	-	-	(4,816)
Balances as of December 31, 2020	(140,805)	(190,636)	(54,447)	(385,888)

2019	Land and buildings	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2019	(114,810)	(135,463)	(40,193)	(298,472)
Depreciation charges in the period	(16,018)	(29,968)	(6,869)	(52,855)
Sales and disposals in the period	9,490	1,325	-	10,815
Other	-	-	(490)	(490)
Balances as of December 31, 2019	(121,338)	(164,106)	(47,552)	(332,996)

c.	The composition of the right of use assets as of December 31, 2020 and 2019 is as follows:

		As of December 31, 2020
2020	Opening balances as of January 1, 2019	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$
Land and building	157,572	197,573	(49,576)	147,997
Other	-	-	-	-
Total	157,572	197,573	(49,576)	147,997

		As of December 31, 2019
2019	First application balance as of January 1, 2019	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$
Land and building	154,284	182,910	(25,338)	157,572
Other	-	-	-	-
Total	154,284	182,910	(25,338)	157,572

d.	The movement of the right of use assets under lease during the 2020 and 2019 period, is as follows:

d.1 Gross balance

2020	Land and building	Other	Total
	MCh$	MCh$	MCh$
Balances as of January 1, 2020	182,910	-	182,910
Additions	24,136	-	24,136
Disposals	(9,473)	-	(9,473)
Impairment	-	-	-
Other	-	-	-
Balances as of December 31, 2020	197,573	-	197,573

2019	Land and building	Other	Total
	MCh$	MCh$	MCh$
Balances as of January 1, 2019	154,284	-	154,284
Additions	48,008	-	48,008
Disposals	(17,669)	-	(17,669)
Impairment	(1,713)	-	(1,713)
Other	-	-	-
Balances as of December 31, 2019	182,910	-	182,910

d.2 Accumulated amortization

2020	Land and building	Other	Total
	MCh$	MCh$	MCh$
Balances as of January 1, 2020	(25,338)	-	(25,338)
Amortization for the period	(27,731)	-	(27,731)
Sales and disposals during the period	3,496	-	3,496
Transfers	-	-	-
Others	(3)	-	(3)
Balances as of December 31, 2020	(49,576)	-	(49,576)

2019	Land and building	Other	Total
	MCh$	MCh$	MCh$
Balances as of January 1, 2019	-	-	-
Amortization for the period	(26,889)	-	(26,889)
Sales and disposals during the period	1,551	-	1,551
Transfers	-	-	-
Others	-	-	-
Balances as of December 31, 2019	(25,338)	-	(25,338)

e.	Lease liability:

As of December 31, 2020 and 2019, the composition of lease liability balances are composed as follows:

	As of December 31,
	2020	2019
	MCh$	MCh$
Lease liability	149,585	158,494
Total	149,585	158,494

An explanation of the difference between operating lease commitment under IAS 17 at December 31, 2018 and initial application of IFRS 16 as of January 1, 2019 is as follows:

MCh$
Operating lease commitments as at December 31, 2018	173,602

Discounted using the lessee´s incremental borrowing rate of at the date of initial application	14,726
Lease liabilities recognized due to IFRS 16 implementation	139,558
Lease liability recognized as at January 1, 2019	154,284

f.	Expenses associated with assets for the right of use leased assets and lease liability

	As of December 31,
	2020	2019
	MCh$	MCh$
Depreciation	27,731	26,889
Interests	2,651	2,965
Short term lease	1,625	4,177
Total	32,007	34,031

g.	As of December 31, 2020 and 2019, the maturity level of the lease liability, according to their contractual maturity is as follows:

	As of December 31,
	2020	2019
	MCh$	MCh$
Due within 1 year	25,526	26,061
Due after 1 year but within 2 years	23,461	24,311
Due after 2 years but within 3 years	21,472	21,667
Due after 3 years but within 4 years	19,343	19,411
Due after 4 years but within 5 years	16,336	16,982
Due after 5 years	43,447	50,062
Total	149,585	158,494

h.	Operational leases – lessor

As of December 31, 2020 and 2019, the future minimum lease cash inflows under non-cancellable operating leases are as follows:

	As of December 31,
	2020	2019
	MCh$	MCh$
Due within 1 year	740	603
Due after 1 year but within 2 years	1,015	598
Due after 2 years but within 3 years	736	500
Due after 3 years but within 4 years	639	498
Due after 4 years but within 5 years	448	412
Due after 5 years	1,283	1,563
Total	4,861	4,174

i.	As of December 31, 2020 and 2019, the Bank has no financial leases which cannot be unilaterally rescinded.

j.	The Bank has no restriction on property, plant and equipment as of December 31, 2020 and 2019. Additionally, the property, plant and equipment have not been provided as guarantees of financial liabilities. The Bank has no debt in connection with property, plant and equipment.